Fair Value of Financial Assets and Liabilities (Details 7) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Assets	$ 8,148,608	$ 3,100,635	$ 2,238,647
Liability	7,390,654	2,517,728	$ 2,139,488
Financial Liabilities Derivative Contracts With Collateral Agreement Threshold Equal To Zero [Member]
Disclosure of financial assets [line items]
Liability	6,748,219	2,133,149
Financial Liabilities Derivative Contracts With Non-Zero Threshold Collateral Agreement [Member]
Disclosure of financial assets [line items]
Liability	517,814	262,683
Financial Liabilities Derivative Contracts Without Collateral Agreement [Member]
Disclosure of financial assets [line items]
Liability	124,621	121,896
Financial Assets Derivative Contracts With Collateral Agreement Threshold Equal To Zero [Member]
Disclosure of financial assets [line items]
Assets	7,478,837	2,639,835
Financial Assets Derivative Contracts With Non-Zero Threshold Collateral Agreement [Member]
Disclosure of financial assets [line items]
Assets	532,298	344,520
Financial Assets Derivative Contracts Without Collateral Agreement [Member]
Disclosure of financial assets [line items]
Assets	$ 137,472	$ 116,280